Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 2,904	$ 2,404	$ 2,199
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	1,241	1,051	(2,273)
Depreciation	1,320	1,266	1,336
Amortization of intangible assets		33	97
Amortization of investment premiums and discounts, net	1,515	1,650	2,076
Other than temporary impairment recovery on available for sale securities	(17)	(17)
Expense (benefit) for deferred income taxes	267	177	(231)
Stock compensation expense	135	138	164
Income from bank owned life insurance	(343)	(335)	(307)
Gain on sale of securities available for sale	(612)	(691)	(578)
Gain on sale of mortgage loans	(1,585)	(1,175)	(719)
Loss on sale of loan note			1,781
(Gain) loss on sale of premises and equipment	(72)	1	25
Proceeds from sale of mortgage loans	56,309	43,847	37,300
(Gain) loss on sale of foreclosed assets	(21)	716	208
Originations of mortgage loans sold	(53,026)	(44,020)	(32,835)
(Increase) decrease in:
Accrued interest receivable	340	437	657
Other assets	145	21	1,513
Increase (decrease) in accrued expenses and other liabilities	(1,980)	933	(277)
Net cash provided by operating activities	6,520	6,436	10,136
Cash flows from investing activities:
Proceeds from sales, calls and maturities of securities available for sale	67,671	120,354	112,235
Purchase of securities available for sale	(43,778)	(56,875)	(91,257)
Net increase in loans	(49,586)	(19,005)	(1,908)
Proceeds from sale of foreclosed assets	1,623	344	1,118
Proceeds from sale of premises and equipment	100
Purchase of premises and equipment	(775)	(2,361)	(1,168)
Net cash provided by (used in) investing activities	(24,745)	42,457	19,020
Cash flows from financing activities:
Net increase (decrease) in deposits	(6,524)	8,098	(31,689)
Increase (decrease) in advance payments by borrowers for taxes and insurance	152	101	(8)
Advances from Federal Home Loan Bank	26,000	41,000	57,000
Repayment of advances from Federal Home Loan Bank	(30,000)	(60,000)	(69,780)
Increase (decrease) in repurchase agreements	1,885	(11,588)	4,599
Acquisition of treasury stock	(1,876)	(11,926)	(3,500)
Proceeds from repayment of ESOP loan	632	704
Dividends paid on common stock	(993)	(1,023)	(1,187)
Net cash (used in) financing activities	(10,724)	(34,634)	(44,565)
Increase (decrease) in cash and cash equivalents	(28,949)	14,259	(15,409)
Cash and cash equivalents, beginning of period	54,698	40,439	55,848
Cash and cash equivalents, end of period	25,749	54,698	40,439
Supplemental disclosures of cash flow information:
Interest paid	5,354	6,587	8,977
Income taxes refund	(564)	(900)	(718)
Supplemental disclosures of non-cash investing and financing activities:
Loans charged off	1,468	1,867	1,232
Loan transferred to held for sale			6,987
Foreclosures and in substance foreclosures of loans during year	2,263	869	1,579
Net unrealized gains (losses) on investment securities classified as available for sale	(2,918)	(2,030)	7,195
Increase (decrease) in deferred tax asset related to unrealized gains (losses) on investments	992	691	(2,446)
Dividends declared and payable	288	287	301
Sale and financing of stock to ESOP		7,884
Issue of unearned restricted stock	$ 145	$ 25	$ 260